NET LOSS PER SHARE - Restricted shares (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted shares
Anti-dilutive securities
Potentially dilutive securities excluded from calculation		65,885,417	137,760,417
Convertible Preferred Shares
Anti-dilutive securities
Potentially dilutive securities excluded from calculation	1,448,506,852	1,105,665,218	554,544,021